Inventories (Schedule Of Inventories) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Line Items]
Telecommunications equipment to be sold and materials	¥ 160,482	¥ 157,318
Projects in progress	101,052	94,334
Supplies	67,839	63,331
Total	¥ 329,373	¥ 314,983